Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Disaggregation Revenue

Disaggregation of revenue is as follows:

	For the years ended March 31,
	2026	2025	2024
	USD	USD	USD
Provision of wet trades works
Public	3,128,608	11,279,200	11,488,228
Private	7,889,682	22,571,841	16,084,464
	11,018,290	33,851,041	27,572,692
Trading of wines and spirits	3,610,000	-	-
	14,628,290	33,851,041	27,572,692

Revenue disaggregated by timing of revenue recognition for the years ended March 31, 2026, 2025 and 2024 is disclosed in the table below:

	For the years ended March 31,
	2026	2025	2024
	USD	USD	USD
Revenue – Over time	11,018,290	33,851,041	27,572,692
Revenue – Point in time	3,610,000	-	-
	14,628,290	33,851,041	27,572,692

Segment Reporting, Reconciliation of Asset by Segment to Consolidated

The following table shows total assets by segment and a reconciliation to the consolidated financial statements as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025
	USD	USD
Segment assets:
Provision of wet trades works	4,464,742	13,424,283
Trading of wines and spirits	1,409,967	-
Total assets	5,874,709	13,424,283

Segment Reporting, Reconciliation of Segment Revenue to Consolidated Revenue and of Segment Gross Profit and Segment Operating Income to Consolidated (loss) Income Before Tax Expense

A reconciliation of total segment revenue to total consolidated revenue and of total segment gross profit and segment operating income to total consolidated (loss) income before tax expense, for the years ended March 31, 2026, 2025 and 2024, is as follows:

	Year ended March 31, 2026
	Provision of wet trades works	Trading of wines and spirits	Total
	USD	USD	USD
Revenue	11,018,290	3,610,000	14,628,290
Less: Cost of revenue	(15,118,493)	(2,200,000)	(17,318,493)
Segment gross (loss) profit	(4,100,203)	1,410,000	(2,690,203)

Staff costs	(199,243)	(63,526)	(262,769)
Depreciation	(48,791)	-	(48,791)
Lease expenses	(30,577)	(9,038)	(39,615)
Expected credit loss allowance	(1,130,467)	-	(1,130,467)
Interest expense	(346,696)	-	(346,696)
Other income	32,229	-	32,229
Other segment expenses	(592,599)	(33)	(592,632)
Segment (loss) income	(6,416,347)	1,337,403	(5,078,944)

Reconciliation of segment profit or loss
Less: unallocated amounts
Other income			37,117
Professional fees			(708,083)
Loss before tax expense			(5,749,910)

	Year ended March 31, 2025
	Provision of wet trades works	Trading of wines and spirits	Total
	USD	USD	USD
Revenue	33,851,041	-	33,851,041
Less: Cost of revenue	(35,157,150)	-	(35,157,150)
Segment gross loss	(1,306,109)	-	(1,306,109)

Staff costs	(397,560)	-	(397,560)
Depreciation	(48,791)	-	(48,791)
Lease expenses	(51,538)	-	(51,538)
Expected credit loss allowance	(836,720)	-	(836,720)
Interest expense	(508,810)	-	(508,810)
Other income	981	-	981
Other segment expenses	(484,982)	-	(484,982)
Segment loss	(3,633,529)	-	(3,633,529)

Reconciliation of segment profit or loss
Less: unallocated amounts
Other income			51,759
IPO-related readiness costs			(2,027,176)
Professional fees			(201,959)
Loss before tax expense			(5,810,905)

	Year ended March 31, 2024
	Provision of wet trades works	Trading of wines and spirits	Total
	USD	USD	USD
Revenue	27,572,692	-	27,572,692
Less: Cost of revenue	(22,479,613)	-	(22,479,613)
Segment gross profit	5,093,079	-	5,093,079

Staff costs	(515,774)	-	(515,774)
Depreciation	(4,066)	-	(4,066)
Lease expenses	(37,179)	-	(37,179)
Expected credit loss allowance	(30,075)	-	(30,075)
Interest expense	(286,090)	-	(286,090)
Other segment expenses	(709,884)	-	(709,884)
Segment income	3,510,011	-	3,510,011

Reconciliation of segment profit or loss
Less: unallocated amounts
Other income			15,297
IPO-related readiness costs			(545,414)
Professional fees			(4,361)
Income before tax expense			2,975,533